Intangible Assets and Goodwill (By Amortization Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amount	$ 11,368	$ 23,235
Accumulated Amortization	(6,029)	(4,552)
Carrying Value	5,339	18,683
Amortization expense	$ 1,227	3,497
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	36 months
Amount	$ 0	1,610
Accumulated Amortization	0	(515)
Carrying Value	0	1,095
Other
Finite-Lived Intangible Assets [Line Items]
Amount	326	326
Accumulated Amortization	(18)	(8)
Carrying Value	$ 308	318
Wetpaint | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 4,952	10,600
Accumulated Amortization	(3,276)	(2,336)
Carrying Value	$ 1,676	8,264
Wetpaint | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period	276 months
Amount	$ 1,453	5,800
Accumulated Amortization	(415)	(296)
Carrying Value	$ 1,038	5,504
Wetpaint | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 917	2,000
Accumulated Amortization	(827)	(617)
Carrying Value	$ 90	1,383
Wetpaint | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period	36 months
Amount	$ 0	609
Accumulated Amortization	0	(313)
Carrying Value	$ 0	296
WatchPoints | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 829	1,740
Accumulated Amortization	(559)	(355)
Carrying Value	$ 270	1,385
Dijit | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 627	550
Accumulated Amortization	(212)	(112)
Carrying Value	$ 415	438
Choose Digital | Other
Finite-Lived Intangible Assets [Line Items]
Amortization Period	84 months
Amount	$ 180	0
Accumulated Amortization	(38)	0
Carrying Value	$ 142	0
DDGG | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 1,498	0
Accumulated Amortization	(303)	0
Carrying Value	$ 1,195	0
DDGG | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period	24 months
Amount	$ 556	0
Accumulated Amortization	(351)	0
Carrying Value	$ 205	0
DDGG | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 months
Amount	$ 30	0
Accumulated Amortization	(30)	0
Carrying Value	$ 0	$ 0